Summary of material accounting policies	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Summary of material accounting policies	Summary of material accounting policiesThe material accounting policies applied in these financial statements are the same as those applied and described in the Company’s annual audited consolidated financial statements as at and for the year ended December 31, 2025.